Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,497,806	$ 4,097,643
Accumulated amortization and impairment	(3,497,806)	(784,885)
Net Book Value		$ 3,312,758
Trademarks Coastal Pride [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	14 years	14 years
Cost	$ 850,000	$ 850,000
Accumulated amortization and impairment	(850,000)	(118,050)
Net Book Value		$ 731,950
Trademarks T O B C [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	15 years	15 years
Cost	$ 406,150	$ 406,150
Accumulated amortization and impairment	(406,150)	(13,027)
Net Book Value		$ 393,123
Customer Relationships Coastal Pride [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	12 years	12 years
Cost	$ 1,486,832	$ 1,250,000
Accumulated amortization and impairment	(1,486,832)	(574,625)
Net Book Value		$ 675,375
Customer Relationships T O B C [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	15 years	15 years
Cost	$ 592,979	$ 1,454,017
Accumulated amortization and impairment	(592,979)	(46,634)
Net Book Value		$ 1,407,383
Noncompete Agreements Coastal Pride [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	3 years	3 years
Cost	$ 40,000	$ 40,000
Accumulated amortization and impairment	(40,000)	(20,825)
Net Book Value		$ 19,175
Noncompete Agreements T O B C [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	4 years	4 years
Cost	$ 121,845	$ 97,476
Accumulated amortization and impairment	(121,845)	(11,724)
Net Book Value		$ 85,752